RECAPITALIZATION	12 Months Ended
Dec. 31, 2021
Recapitalization
RECAPITALIZATION

NOTE 3 – RECAPITALIZATION

On March 22, 2021, Longevity Acquisition Corp (“LOAC”) merged with and into 4D Pharma (BVI) Limited (“Merger Sub”), a new wholly owned subsidiary of the Company, with Merger Sub continuing as the surviving company. Each of LOAC’s common shares issued and outstanding prior to the effective time of the merger (excluding shares held by the Company and LOAC and dissenting shares, if any) were automatically converted into the right to receive certain per share merger consideration (as defined below), and each warrant to purchase LOAC’s ordinary shares and right to receive LOAC’s ordinary shares that were outstanding immediately prior to the effective time of the merger was assumed by the Company and automatically converted into a warrant to purchase common stock of the Company and a right to receive common stock of the Company, payable in Company ADSs, respectively. The per share merger consideration consisted of 7.5315 common shares of the Company, payable in Company ADSs (each ADS representing 8 ordinary shares), for each issued and outstanding ordinary shares of LOAC. LOAC had cash and cash equivalents of $11.5 million at the time of the merger after paying all of its debtors.

Management concluded the Merger is a recapitalization through an asset acquisition and not a business combination as LOAC does not meet the definition of a business pursuant to ASC 805. According to the guidance in ASC 805, the Company obtained control as a result of the transaction. Specifically, Company obtained control as: (i) it owns 100% of the issued and outstanding shares of LOAC; (ii) LOAC merged with and into a wholly-owned subsidiary of the Company, the separate existence of LOAC ceased, and the wholly-owned subsidiary of the Company is the surviving company; and (iii) the Company’s board of directors and officers prior to the effective time are the initial board of directors and officers of the Company following the effective time. The Company was the accounting acquirer and issued equity in exchange for the net assets of LOAC. No goodwill or intangible assets will be recorded in this transaction.

The Company received gross net assets of $11,543 before issuance costs of $16,683, including the fair value of the Backstop Warrants issued. See below for further discussion on the Backstop Warrants. The recapitalization included several securities as follows:

●	31,048,192 shares to LOAC shareholders and associated investors.

●	4,000,000 Public warrants, with a 5-year term, exercisable into 15,063,000 common shares of the Company at $1.53 per share

●	320,000 private warrants, with a 5-year term, exercisable into 1,205,040 common shares of the Company at $1.53 per share

●	240,000 representative (LOAC advisor) units, which are exercisable until August 28, 2023, exercisable at $11.50 per unit or $1.39 per common share of the Company. Each unit can be exercised for both 8.28465 common shares, exercising into 1,988,316 common shares of the Company and a warrant to purchase 3.76575 common shares at an exercise price of $1.53 per common share into 903,780 common shares of the Company. Each warrant granted on exercise of the representative unit would convert to a public warrant and would carry the same rights and remaining term as the issued Public warrants.

The accounting for concurrent securities offerings is highly complex and required significant analysis and judgment in the application of the appropriate accounting guidance. The Company evaluated the public and private warrants as well as the representative units and determined if each security should be equity-classified or liability-classified instruments. All of these warrants and the representative units contain provisions that are not an input to the fair value of an options, thus they are not indexed to the Company’s own stock. The Company determined that these warrants and the representative units should be classified as non-current derivative liabilities recognized at their inception date fair value. The resulting aggregate issuance date fair value on these warrants and representative units’ issuance date was determined to be $12,593. See Note 10 for further information on the derivative liabilities.

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Concurrent with the merger, the Company issued 7,530,000 warrants to certain investors as part of the Backstop agreement (“Backstop Warrants”). These warrants are exercisable into 7,530,000 common shares of the Company at $0.0034 per share. These warrants are only exercisable, on a ratable basis, for a 60-day period after the number of warrants exercised in the preceding month has been confirmed. The Backstop Warrants were not part of the consideration transferred in the recapitalization, rather they were a direct and incremental cost incurred by the Company, as such, the value of the backstop warrants is included in the transaction costs.

The Company evaluated the Backstop Warrants to determine if they should be equity-classified or liability-classified instruments and determined that the Backstop Warrants contain a contingency which could result in the modification of the exercise price, thus they are not eligible for an exception from derivative accounting. The Company determined that the Backstop Warrants should be classified as non-current warrant liabilities recognized at their inception date fair value. The resulting aggregate issuance date fair value on the Backstop Warrants issuance date was determined to be $12,854.

The proceeds of the recapitalization were first allocated to the warrants and representative units based on their full fair value. The remaining proceeds from recapitalization were less than the total transaction costs, including the fair value of the Backstop Warrants, so a loss on the recapitalization transaction was recorded to other income (expense) in the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2021 of $17,744. No allocation of residual recapitalization proceeds remained to be allocated to the common shares issued in the recapitalization.